RELATED PARTIES - Schedule of Subsidiaries (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Hyperion Metals (Australia) Pty Ltd
Subsidiaries [Abstract]
Country of incorporation	Australia
Equity Interest (in percent)	100.00%	100.00%	100.00%
IperionX Critical Minerals LLC
Subsidiaries [Abstract]
Country of incorporation	United States
Equity Interest (in percent)	100.00%	100.00%	100.00%
IperionX Technology LLC
Subsidiaries [Abstract]
Country of incorporation	United States
Equity Interest (in percent)	100.00%	100.00%	100.00%
IperionX Inc.
Subsidiaries [Abstract]
Country of incorporation	United States
Equity Interest (in percent)	100.00%	100.00%	100.00%